Fee and commission income - Schedule of fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15 (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Fee and commission income (expense)	$ 19,791	$ 18,298	$ 10,418
Opening and confirmation
Statement [Line Items]
Fee and commission income (expense)	11,907	13,174	9,490
Negotiation and acceptance
Statement [Line Items]
Fee and commission income (expense)	264	45	183
Amendment
Statement [Line Items]
Fee and commission income (expense)	2,490	1,510	688
Structuring
Statement [Line Items]
Fee and commission income (expense)	5,854	4,269	603
Other
Statement [Line Items]
Fee and commission income (expense)	(724)	(700)	(546)
Syndications
Statement [Line Items]
Fee and commission income (expense)	4,926	4,269	603
Syndications | Opening and confirmation
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Syndications | Negotiation and acceptance
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Syndications | Amendment
Statement [Line Items]
Fee and commission income (expense)	254	0	0
Syndications | Structuring
Statement [Line Items]
Fee and commission income (expense)	4,672	4,269	603
Syndications | Other
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Documentary and stand-by letters of credit
Statement [Line Items]
Fee and commission income (expense)	14,033	12,119	9,000
Documentary and stand-by letters of credit | Opening and confirmation
Statement [Line Items]
Fee and commission income (expense)	11,353	10,506	8,090
Documentary and stand-by letters of credit | Negotiation and acceptance
Statement [Line Items]
Fee and commission income (expense)	264	45	183
Documentary and stand-by letters of credit | Amendment
Statement [Line Items]
Fee and commission income (expense)	2,248	1,527	688
Documentary and stand-by letters of credit | Structuring
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Documentary and stand-by letters of credit | Other
Statement [Line Items]
Fee and commission income (expense)	168	41	39
Other commissions, net
Statement [Line Items]
Fee and commission income (expense)	832	1,910	815
Other commissions, net | Opening and confirmation
Statement [Line Items]
Fee and commission income (expense)	554	2,668	1,400
Other commissions, net | Negotiation and acceptance
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Other commissions, net | Amendment
Statement [Line Items]
Fee and commission income (expense)	(12)	(17)	0
Other commissions, net | Structuring
Statement [Line Items]
Fee and commission income (expense)	1,182	0	0
Other commissions, net | Other
Statement [Line Items]
Fee and commission income (expense)	$ (892)	$ (741)	$ (585)